Benefit Plans (Amortize pre-tax amount AOCI) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	$ 14,405
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	7,463
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (3,263)